Summary of Significant Accounting Policies - Basic And Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Net loss available to common stockholders, basic	$ (5,000)	$ 43,875	$ (10,438)	$ (38,017)	$ (17,993)	$ (52,556)	$ (55,637)
Net loss available to AEON common stockholders, diluted	$ (5,000)	$ 43,875	$ (10,438)	$ (38,016)	$ (17,993)	$ (52,556)	$ (55,637)
Weighted average shares of common stock outstanding used to compute basic net loss per share	138,848,177	37,159,600	138,848,177	138,848,177	138,848,177	138,825,356	126,252,622
Weighted average shares of common stock outstanding used to compute diluted net loss per share	138,848,177	37,159,600	138,848,177	138,848,177	138,848,177	138,825,356	126,252,622
Basic net loss per share	$ (0.04)	$ 1.19	$ (0.08)	$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)
Diluted net loss per share	$ (0.04)	$ 1.19	$ (0.08)	$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)